SCHEDULE OF OTHER OPERATING INCOME (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Research income		$ 507,736	$ 363,912	$ 113,841
Interest income	$ 216,569	285,719	2,097	3,369
Others		2,878	6,028	196
Total	$ 609,341	803,904	485,374	154,610
Jobs Support Scheme [Member]
IfrsStatementLineItems [Line Items]
Others				4,880
Wage Subsidy Program [member]
IfrsStatementLineItems [Line Items]
Others			3,099	7,385
Enterprise Development Grant [Member]
IfrsStatementLineItems [Line Items]
Others			8,640	10,400
Jobs Growth Incentive [member]
IfrsStatementLineItems [Line Items]
Others			5,550	3,750
Hiring Incentive And Training Programme [Member]
IfrsStatementLineItems [Line Items]
Others		3,459	9,077	7,709
Startup SG Tech Proof of concept grant [member]
IfrsStatementLineItems [Line Items]
Others			84,091
Others [member]
IfrsStatementLineItems [Line Items]
Others		$ 4,112	$ 2,880	$ 3,080